                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [  ]  adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Bunker Capital, L.L.C.
Address: 411 West Putnam Avenue
         Suite 420
         Greenwich, CT  06830

Form 13F File Number: 28-7834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin Jackson
Title:   Managing Member
Phone:   203-863-7833

Signature, Place, and Date of Signing:

         /s/ Robin Jackson   Greenwich, CT        8/1/2001
    _______________________  ___________________  _______________
         [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     149

Form 13F Information Table Value Total:     $175,295
                                              [thousands]


List of Other Included Managers:   None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                   FORM 13F INFORMATION TABLE
                                                          June 29, 2001

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7  COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS     SOLE     SHARED   NONE
--------------           --------    -----      -------   -------  --------   ----------     -----    ----------------------
AlcoaInc.                Common      01381710     539,228  13,686 SH          Sole           None     Sole
AppleComputerInc.        Common      03783310     680,900  28,218 SH          Sole           None     Sole
AbbottLaboratories       Common      00282410   1,179,030  24,558 SH          Sole           None     Sole
AdobeSystemsInc.         Common      00724F10     605,209  12,885 SH          Sole           None     Sole
ADCTelecommunications    Common      00088610     395,059  57,505 SH          Sole           None     Sole
AutomaticDataProcessing  Common      05301510     551,670  11,100 SH          Sole           None     Sole
AmericanHomeProducts     Common      02660910   1,155,943  19,780 SH          Sole           None     Sole
AmericanInt'lGroupInc    Common      02687410   3,178,990  36,965 SH          Sole           None     Sole
AllstateCorporationThe   Common      02000210     505,885  11,500 SH          Sole           None     Sole
AlteraCorp.              Common      02144110     861,421  29,053 SH          Sole           None     Sole
Applied Materials        Common      03822210   1,631,378  31,969 SH          Sole           None     Sole
AppliedMicroCircuits     Common      03822W10     336,203  18,941 SH          Sole           None     Sole
AmgenInc.                Common      03116210   2,472,042  40,098 SH          Sole           None     Sole
AmericaOnlineInc.        Common      00184A10   3,663,254  69,118 SH          Sole           None     Sole
AtmelCorporation         Common      04951310     223,279  17,215 SH          Sole           None     Sole
AmericanExpressCompany   Common      02581610     841,494  21,688 SH          Sole           None     Sole
BoeingCompanyThe         Common      09702310     700,560  12,600 SH          Sole           None     Sole
BankofAmericaCorp.       Common      06050510   1,512,756  25,200 SH          Sole           None     Sole
BaxterInternationalInc.  Common      07181310     509,600  10,400 SH          Sole           None     Sole
BedBath&BeyondInc.       Common      07589610     695,896  22,712 SH          Sole           None     Sole
BEASystemsInc.           Common      07332510     549,604  16,685 SH          Sole           None     Sole
BiogenInc.               Common      09059710     659,934  12,221 SH          Sole           None     Sole
BankofNewYorkCo.The      Common      06405710     523,200  10,900 SH          Sole           None     Sole
BellSouthCorporation     Common      07986010   1,232,262  30,600 SH          Sole           None     Sole
BiometInc.               Common      09061310     675,159  14,022 SH          Sole           None     Sole
Bristol-MyersSquibbCo.   Common      11012210   1,652,680  31,600 SH          Sole           None     Sole
BrocadeCommunications    Common      11162110     439,714  10,120 SH          Sole           None     Sole
BroadcomCorporation      Common      11132010     479,268  11,190 SH          Sole           None     Sole
Anheuser-BuschCompanies  Common      03522910     552,080  13,400 SH          Sole           None     Sole
CitigroupInc.            Common      17296710   4,259,274  80,607 SH          Sole           None     Sole
ComputerAssociatesInt'l  Common      20491210     394,848  10,968 SH          Sole           None     Sole
CendantCorporation       Common      15131310     250,166  12,829 SH          Sole           None     Sole
ConcordEFSInc.           Common      20619710     920,767  16,516 SH          Sole           None     Sole
ChironCorporation        Common      17004010     778,856  14,978 SH          Sole           None     Sole
CheckPointSoftwareTech   Common      M2246510     542,028  10,628 SH          Sole           None     Sole
ChevronCorporation       Common      16675110     948,983  10,486 SH          Sole           None     Sole
CIENACorporation         Common      17177910     678,535  17,875 SH          Sole           None     Sole
ComcastCorporation       Common      20030020   1,606,409  36,676 SH          Sole           None     Sole
ComverseTechnology       Common      20586240     721,487  12,476 SH          Sole           None     Sole


                                4




CostcoWholesaleCorp.     Common      22160K10     739,953  17,698 SH          Sole           None     Sole
CompaqComputerCorp.      Common      20449310     432,171  27,900 SH          Sole           None     Sole
CompuwareCorporation     Common      20563810     228,259  16,710 SH          Sole           None     Sole
CiscoSystemsInc.         Common      17275R10   4,569,449 236,759 SH          Sole           None     Sole
CintasCorporation        Common      17290810     584,552  12,361 SH          Sole           None     Sole
CitrixSystemsInc.        Common      17737610     384,755  10,993 SH          Sole           None     Sole
E.I.DuPontdeNemours      Common      26353410     764,508  15,848 SH          Sole           None     Sole
DellComputerCorporation  Common      24702510   2,261,237  85,491 SH          Sole           None     Sole
WaltDisneyCompanyThe     Common      25468710     982,260  34,000 SH          Sole           None     Sole
EchoStarCommunications   Common      27876210     357,114  11,319 SH          Sole           None     Sole
DowChemicalCompany       Common      26054310     488,941  14,705 SH          Sole           None     Sole
DukeEnergyCorporation    Common      26439910     460,318  11,800 SH          Sole           None     Sole
EMCCorporation           Common      26864810   1,014,542  34,924 SH          Sole           None     Sole
EnronCorp.               Common      29356110     612,500  12,500 SH          Sole           None     Sole
LMEricssonTelephoneCo.   Common      29482140     238,868  44,482 SH          Sole           None     Sole
FordMotorCompany         Common      34537086     757,564  30,858 SH          Sole           None     Sole
FleetBostonFinancial     Common      33903010     699,370  17,728 SH          Sole           None     Sole
FlextronicsInternational Common      Y2573F10     648,265  24,189 SH          Sole           None     Sole
FannieMae                Common      31358610   1,345,796  15,805 SH          Sole           None     Sole
SprintFONGroup           Common      85206110     311,856  14,600 SH          Sole           None     Sole
FreddieMac               Common      31340030     805,140  11,502 SH          Sole           None     Sole
FirstUnionCorporation    Common      33735810     558,027  15,971 SH          Sole           None     Sole
GilletteCompanyThe       Common      37576610     472,537  16,300 SH          Sole           None     Sole
GeneralElectricCompany   Common      36960410   7,672,421 157,383 SH          Sole           None     Sole
GenzymeGeneralDivision   Common      37291710     641,765  10,870 SH          Sole           None     Sole
CorningIncorporated      Common      21935010     247,308  14,800 SH          Sole           None     Sole
Gemstar-TVGuideInt'l     Common      36866W10     857,662  19,941 SH          Sole           None     Sole
GapInc.The               Common      36476010     370,794  12,786 SH          Sole           None     Sole
HomeDepotInc.The         Common      43707610   1,778,163  38,199 SH          Sole           None     Sole
HoneywellInternational   Common      43851610     455,255  13,011 SH          Sole           None     Sole
Hewlett-PackardCompany   Common      42823610     898,555  31,418 SH          Sole           None     Sole
Int'lBusinessMachines    Common      45920010   3,096,878  27,406 SH          Sole           None     Sole
ImmunexCorporation       Common      45252810     596,513  34,681 SH          Sole           None     Sole
IntelCorporation         Common      45814010   6,550,337 216,397 SH          Sole           None     Sole
IntuitInc.               Common      46120210     593,091  15,188 SH          Sole           None     Sole
i2TechnologiesInc.       Common      46575410     386,429  19,566 SH          Sole           None     Sole
JDSUniphaseCorporation   Common      46612J10   1,098,913  83,125 SH          Sole           None     Sole
Johnson&Johnson          Common      47816010   2,346,000  46,920 SH          Sole           None     Sole
JuniperNetworksInc.      Common      48203R10     319,722  10,347 SH          Sole           None     Sole
J.P.MorganChase&Co.      Common      46625H10   1,425,148  31,954 SH          Sole           None     Sole
KLA-TencorCorporation    Common      48248010     698,365  11,881 SH          Sole           None     Sole
Coca-ColaCompanyThe      Common      19121610   1,707,300  37,940 SH          Sole           None     Sole
KrogerCompanyThe         Common      50104410     265,450  10,618 SH          Sole           None     Sole
MBNACorporation          Common      55262L10     481,070  14,600 SH          Sole           None     Sole
LinearTechnologyCorp.    Common      53567810   1,096,399  24,359 SH          Sole           None     Sole
EliLilly&Co.             Common      53245710   1,376,400  18,600 SH          Sole           None     Sole
LucentTechnologiesInc.   Common      54946310     348,868  56,269 SH          Sole           None     Sole
SouthwestAirlinesCo.     Common      84474110     231,587  12,525 SH          Sole           None     Sole
McDonald'sCorporation    Common      58013510     616,968  22,800 SH          Sole           None     Sole
MedtronicInc.            Common      58505510     901,704  19,598 SH          Sole           None     Sole
MedImmuneInc.            Common      58469910     598,464  12,586 SH          Sole           None     Sole


                                5




MerrillLynch&Co.Inc.     Common      59018810     788,025  13,300 SH          Sole           None     Sole
MetLifeInc.              Common      59156R10     430,622  13,900 SH          Sole           None     Sole
MillenniumPharmaceutical Common      59990210     375,910  11,027 SH          Sole           None     Sole
PhilipMorrisCompanies    Common      71815410   1,832,075  36,100 SH          Sole           None     Sole
MotorolaInc.             Common      62007610     574,218  34,675 SH          Sole           None     Sole
Merck&Co.Inc.            Common      58933110   2,410,621  37,719 SH          Sole           None     Sole
MicrosoftCorporation     Common      59491810  12,279,725 171,003 SH          Sole           None     Sole
MicronTechnologyInc.     Common      59511210     427,440  10,400 SH          Sole           None     Sole
MorganStanleyDeanWitt.   Common      61744644   1,124,025  17,500 SH          Sole           None     Sole
MaximIntegratedProducts  Common      57772K10   1,199,958  25,990 SH          Sole           None     Sole
NationalCityCorporation  Common      63540510     329,346  10,700 SH          Sole           None     Sole
NortelNetworksCorp.      Common      65656810     471,989  51,924 SH          Sole           None     Sole
NetworkApplianceInc.     Common      64120L10     287,518  21,141 SH          Sole           None     Sole
NextelCommunications     Common      65332V10     977,680  56,124 SH          Sole           None     Sole
BankOneCorporation       Common      06423A10     719,580  20,100 SH          Sole           None     Sole
OracleCorporation        Common      68389X10   3,853,150 196,489 SH          Sole           None     Sole
PalmInc.                 Common      69664210     207,151  34,127 SH          Sole           None     Sole
PaychexInc.              Common      70432610     826,721  20,032 SH          Sole           None     Sole
SprintPCSGroup           Common      85206150     371,910  15,400 SH          Sole           None     Sole
PepsiCoInc.              Common      71344810     998,920  22,600 SH          Sole           None     Sole
PfizerInc.               Common      71708110   3,953,896  98,724 SH          Sole           None     Sole
Procter&GambleCo.The     Common      74271810   1,333,420  20,900 SH          Sole           None     Sole
PharmaciaCorporation     Common      71713U10     923,044  20,088 SH          Sole           None     Sole
ParametricTechnology     Common      69917310     253,552  19,640 SH          Sole           None     Sole
PeopleSoftIncorporated   Common      71271310   1,105,684  22,840 SH          Sole           None     Sole
QwestCommunicationsInt.  Common      74912110     920,151  28,872 SH          Sole           None     Sole
QUALCOMMInc.             Common      74752510   3,106,982  54,413 SH          Sole           None     Sole
RoyalDutchPetroleumCo.   Common      78025780   1,957,872  33,600 SH          Sole           None     Sole
SanminaCorporation       Common      80090710     488,781  20,332 SH          Sole           None     Sole
SBCCommunicationsInc.    Common      78387G10   2,078,113  51,875 SH          Sole           None     Sole
StarbucksCorporation     Common      85524410     680,597  30,699 SH          Sole           None     Sole
CharlesSchwabCorp.The    Common      80851310     335,835  21,950 SH          Sole           None     Sole
SiebelSystemsInc.        Common      82617010   1,437,279  30,284 SH          Sole           None     Sole
Schering-PloughCorp.     Common      80660510     866,136  23,900 SH          Sole           None     Sole
SaraLeeCorp.             Common      80311110     244,970  12,934 SH          Sole           None     Sole
SouthernCompanyThe       Common      84258710     248,775  10,700 SH          Sole           None     Sole
StaplesInc.              Common      85503010     328,396  21,605 SH          Sole           None     Sole
SunMicrosystemsInc.      Common      86681010   1,889,342 117,716 SH          Sole           None     Sole
SyscoCorporation         Common      87182910     302,342  11,136 SH          Sole           None     Sole
AT&TCorporation          Common      00195710   1,183,710  53,805 SH          Sole           None     Sole
TargetCorporation        Common      87612E10     536,508  15,506 SH          Sole           None     Sole
TellabsInc.              Common      87966410     354,607  18,822 SH          Sole           None     Sole
TexasInstruments         Common      88250810     919,800  29,200 SH          Sole           None     Sole
TycoInt'l.Ltd.(NEW)      Common      90212410   1,662,523  30,505 SH          Sole           None     Sole
USANetworksInc.          Common      90298410     450,929  16,238 SH          Sole           None     Sole
FirstarCorporation       Common      90297330     686,686  30,131 SH          Sole           None     Sole
ViacomInc.               Common      92552430   1,433,216  27,695 SH          Sole           None     Sole
VeritasSoftwareCorp.     Common      92343610   1,603,029  23,805 SH          Sole           None     Sole
VitesseSemiconductor     Common      92849710     265,890  12,542 SH          Sole           None     Sole
VerizonCommunications    Common      92343V10   2,224,049  41,571 SH          Sole           None     Sole
WalgreenCompany          Common      93142210     491,760  14,400 SH          Sole           None     Sole


                                6




WorldComGroup            Common      98157D10   1,419,924  94,788 SH          Sole           None     Sole
WellsFargo&Company       Common      94974610   1,195,201  25,742 SH          Sole           None     Sole
WashingtonMutualInc.     Common      93932210     481,166  12,814 SH          Sole           None     Sole
WasteManagementInc.NEW   Common      94106L10     321,853  10,443 SH          Sole           None     Sole
Wal-MartStoresInc.       Common      93114210   3,456,114  70,822 SH          Sole           None     Sole
XilinxIncorporated       Common      98391910   1,033,856  25,216 SH          Sole           None     Sole
ExxonMobilCorporation    Common      30231G10   4,745,202  54,324 SH          Sole           None     Sole
Yahoo!Inc.               Common      98433210     406,332  20,763 SH          Sole           None     Sole
                                     Total:  $175,294,668











































                                                                7
02618001.AA6